Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 387	$ 399
Derivative assets	274	92
Long-term receivables	221	128
Investments	185	167
Publicly-traded and privately-held investments	183	126
Other	56	89
Total other non-current assets	$ 1,306	$ 1,001